22. Deferred revenue (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Deferred revenue [line items]
Deferred revenue, net		R$ 1,109,112	R$ 1,313,467
Current portion		(281,930)	(406,867)
Non-current portion		827,182	906,600
Prepaid Services [Member]
Deferred revenue [line items]
Deferred revenue, net	[1]	186,310	301,621
Government Grants [Member]
Deferred revenue [line items]
Deferred revenue, net	[2]	42,159	63,731
Network Swap [Member]
Deferred revenue [line items]
Deferred revenue, net	[3]	2,713	11,449
Anticipated Receipts [Member]
Deferred revenue [line items]
Deferred revenue, net		11,651	18,626
Towers Revenue [Member]
Deferred revenue [line items]
Deferred revenue, net	[4]	843,017	897,112
Contractual Liability [Member]
Deferred revenue [line items]
Deferred revenue, net	[5]	R$ 23,262	R$ 20,928

[1]	This refers to the reloading of voice and data credits not yet used by customers involving prepaid system services, which are appropriated to income when customers actually avail themselves of these services.
[2]	Refers to the release of funds under the credit facility from the BNDES Investment Sustainment Program. The total sum of the subsidies granted by the BNDES through December 31, 2019, was R$203 million and the amount outstanding at December 31, 2019 and R$42,159 (63,731 at December 31, 2018). This amount is being amortized according to the useful life of the asset being financed and appropriated to the ""Other income (expenses), net"" (Note 28).
[3]	Refers mainly to the transfer of onerous contracts and reciprocal fiber optic infrastructure (Note 11).
[4]	Refers to amounts to be appropriated from sales of towers (Note 15).
[5]	Contracts with customers.